ACQUISITION (Details) - USD ($) $ in Thousands		12 Months Ended
	Nov. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Acquisition [Abstract]
Cash paid for acquisition		$ 4,632	$ 0	$ 0
Purchase Price Allocation [Abstract]
Goodwill		$ 9,483	$ 0
Majelac [Member]
Acquisition [Abstract]
Cash paid for acquisition	$ 4,632
Reimbursement for certain recently purchased equipment	$ 132
Shares issued (in shares)	535,715
Shares issued	$ 4,232
Additional shares to be issued to satisfy unresolved claims for indemnification (in shares)	59,523
Additional shares to be issued to satisfy unresolved claims for indemnification	$ 471
Period to issue additional shares after Closing Date	12 months
Legal fees assumed	$ 50
Cash held back	500
Period to hold cash back		6 months
Additional payment subject to certain future milestones being met	800
Fair value of additional payment subject to certain future milestones being met		$ 531
Purchase Price Allocation [Abstract]
Prepaid expenses and other current assets	27
Property and equipment, net	906
Goodwill	9,483
Total	$ 10,416
Amortization period for goodwill for tax purposes		15 years
Acquisition-related costs		$ 106